Fund Holdings
September 30, 2025
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund | September 30, 2025 | (Unaudited)

U.S. Government & Agency Obligations | 46.3%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Banks Funding Corp. (a)	4.29%	11/28/25	$500,000	$500,000
Federal Farm Credit Banks Funding Corp. (a)	4.29	12/01/25	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	4.28	12/15/25	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	4.28	01/12/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	4.22	02/02/26	1,500,000	1,500,000
Federal Farm Credit Banks Funding Corp. (a)	4.22	02/12/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	4.22	05/21/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	4.23	06/03/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	4.22	08/07/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	4.27	08/26/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	4.27	09/09/26	250,000	250,000
Federal Farm Credit Banks Funding Corp. (a)	4.27	10/15/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	4.27	12/02/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	4.20	12/07/26	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp. (a)	4.27	12/09/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	4.27	12/30/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	4.26	01/27/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	4.26	02/03/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	4.25	02/10/27	1,500,000	1,500,000
Federal Farm Credit Banks Funding Corp. (a)	4.21	03/11/27	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp. (a)	4.20	03/24/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	4.24	05/13/27	1,500,000	1,500,000
Federal Farm Credit Banks Funding Corp. (a)	4.24	05/14/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	4.26	09/02/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	4.26	09/22/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	4.27	10/01/27	750,000	750,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	4.14	09/17/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	4.23	05/27/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	4.26	09/10/27	500,000	500,000
Federal Home Loan Bank Discount Notes (b)	0.00	11/12/25	250,000	248,795
Federal Home Loan Bank Discount Notes (b)	0.00	02/05/26	1,000,000	986,065
Federal Home Loan Banks (a)	4.28	12/11/25	750,000	750,000
Federal Home Loan Banks (a)	4.26	02/09/26	500,000	500,000
Federal Home Loan Banks (a)	4.23	05/13/26	500,000	500,000
Federal Home Loan Banks (a)	4.27	09/24/26	1,000,000	1,000,000
Federal Home Loan Banks (a)	4.24	07/16/27	1,000,000	1,000,000
Federal Home Loan Banks (a)	4.25	07/29/27	1,000,000	1,000,000
Federal Home Loan Banks, Series 1 (a)	4.28	12/08/25	2,000,000	2,000,000
Federal Home Loan Mortgage Corp. (a)	4.23	02/09/26	1,500,000	1,500,000
Federal Home Loan Mortgage Corp. (a)	4.27	09/04/26	500,000	500,000
Federal Home Loan Mortgage Corp. (a)	4.27	10/29/26	500,000	500,000
Federal Home Loan Mortgage Corp. (a)	4.26	04/23/27	1,000,000	1,000,000
Federal National Mortgage Association (a)	4.23	06/18/26	500,000	500,000
Federal National Mortgage Association (a)	4.27	08/21/26	1,500,000	1,500,000
Federal National Mortgage Association (a)	4.27	09/11/26	500,000	500,000
Federal National Mortgage Association (a)	4.27	10/23/26	1,500,000	1,500,000
Federal National Mortgage Association (a)	4.27	12/11/26	500,000	500,000
U.S. Treasury Bills	4.07	10/09/25	2,000,000	1,998,107
U.S. Treasury Bills	3.56	10/21/25	6,000,000	5,985,956
U.S. Treasury Bills	4.23	10/28/25	2,000,000	1,993,783
U.S. Treasury Bills	4.33	10/30/25	1,000,000	996,703
U.S. Treasury Bills	4.35	11/25/25	1,000,000	993,541
U.S. Treasury Bills	4.14	12/04/25	1,000,000	992,809

Portfolio of Investments | Daily Income Fund | September 30, 2025 | (Unaudited) | (Continued)
U.S. Government & Agency Obligations | 46.3% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. Treasury Bills	4.22%	12/09/25	$3,000,000	$2,976,396
U.S. Treasury Bills	4.04	12/11/25	2,000,000	1,984,447
U.S. Treasury Bills	3.95	01/02/26	5,000,000	4,950,678
U.S. Treasury Bills	4.06	01/06/26	2,000,000	1,978,687
U.S. Treasury Bills	3.97	01/13/26	1,500,000	1,483,260
U.S. Treasury Bills	3.91	01/27/26	1,000,000	987,528
U.S. Treasury Bills	4.24	02/05/26	1,500,000	1,478,939
U.S. Treasury Bills	4.11	02/12/26	4,000,000	3,940,891
U.S. Treasury Bills	4.13	02/19/26	500,000	492,274
U.S. Treasury Bills	4.05	02/26/26	2,000,000	1,967,835
U.S. Treasury Bills	4.01	03/05/26	2,000,000	1,966,589
U.S. Treasury Bills	3.87	03/12/26	2,000,000	1,966,295
U.S. Treasury Bills	4.17	03/19/26	500,000	490,740
U.S. Treasury Bills	3.83	03/26/26	2,000,000	1,963,793
U.S. Treasury Bills	4.15	04/16/26	500,000	489,220
U.S. Treasury Bills	4.15	06/11/26	1,000,000	972,275
U.S. Treasury Bills	4.14	07/09/26	3,000,000	2,907,777
U.S. Treasury Bills	3.98	08/06/26	2,250,000	2,177,312
U.S. Treasury Floating Rate Notes (a)	4.06	04/30/27	1,000,000	1,000,221
U.S. Treasury Notes	0.75	04/30/26	1,500,000	1,472,542
U.S. Treasury Notes	4.13	06/15/26	2,000,000	2,000,637
U.S. Treasury Notes	4.63	06/30/26	2,500,000	2,508,121
U.S. Treasury Notes	4.50	07/15/26	500,000	502,276
U.S. Treasury Notes	4.38	07/31/26	1,000,000	1,004,209
Total U.S. Government & Agency Obligations (Cost $99,108,701)				99,108,701

Money Market Fund | 0.3%
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class (c)	4.09	698,382	698,382
Total Money Market Fund (Cost $698,382)			698,382

Repurchase Agreements | 56.0%
		Maturity Date	Face Amount
Banco Santander, SA, dated 09/25/25, repurchase value $20,016,294, (collateralized by agency collateralized mortgage obligation, agency debentures and agency strips & agency mortgage-backed securities at $20,315,089, 2.00%-6.50%, 05/01/2042-08/25/2055)	4.19	10/02/25	20,000,000	20,000,000
BNP Paribas Fortis SA, dated 09/24/25, repurchase value $20,016,256, (collateralized by agency collateralized mortgage obligation, agency debentures and agency strips & agency mortgage-backed securities at $20,336,713, 2.17%-6.73%, 03/25/2026-08/25/2055)	4.18	10/01/25	20,000,000	20,000,000
Credit Agricole Corporate & Investment Bank SA, dated 09/29/25, repurchase value $20,016,100, (collateralized by agency mortgage-backed securities & agency debentures and agency strips at $20,389,774, 3.00%-5.76%, 03/15/2033-08/25/2055)	4.14	10/06/25	20,000,000	20,000,000

Portfolio of Investments | Daily Income Fund | September 30, 2025 | (Unaudited) | (Continued)
Repurchase Agreements | 56.0% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
ING Financial Market LLC, dated 09/29/25, repurchase value $20,016,061, (collateralized by U.S. Treasury obligations at $20,400,085, 0.00%, 01/27/2026)	4.13%	10/06/25	$20,000,000	$20,000,000
RBC Dominion Securities, Inc., dated 08/27/25, repurchase value $2,070,950, (collateralized by U.S. Treasury obligation at $2,026,414, 0.00%-5.38%, 06/11/2026-08/15/2045)	3.87	07/24/26	2,000,000	2,000,000
RBC Dominion Securities, Inc., dated 09/30/25, repurchase value $18,083,600, (collateralized by U.S. Treasuries, agency collateralized mortgage obligation & agency mortgage-backed securities at $18,273,996, 0.25%-7.50%, 10/31/2025- 07/15/2066)	4.18	10/07/25	18,000,000	18,000,000
Toronto-Dominion Bank, dated 09/24/25, repurchase value $20,016,256, (collateralized by U.S. Treasury obligation at $20,330,542, 4.25%-4.63%, 02/15/2028-09/30/2030)	4.18	10/01/25	20,000,000	20,000,000
Total Repurchase Agreements (Cost $120,000,000)				120,000,000
Total Investments in Securities (Cost $219,807,083) | 102.6%				$219,807,083
Other Assets less Liabilities (2.6)%				(5,526,455)
Net Assets 100.0%				$214,280,628

(a)	Variable coupon rate as of September 30, 2025.
(b)	Zero coupon rate, purchased at a discount.
(c)	7-day yield at September 30, 2025.

Portfolio of Investments | Daily Income Fund | September 30, 2025 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$120,000,000	$—	$120,000,000
U.S. Government and Agency Obligations	—	99,108,701	—	99,108,701
Money Market Fund	698,382	—	—	698,382
Total	$698,382	$219,108,701	$—	$219,807,083

Portfolio of Investments
Short-Term Government Securities Fund | September 30, 2025 | (Unaudited)

U.S. Government & Agency Obligations | 62.4%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	2.63%	04/29/26	$31,250	$31,061
Export-Import Bank of the U.S.	2.33	01/14/27	67,500	65,566
Export-Import Bank of the U.S.	2.37	03/19/27	181,009	177,982
Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	150,000	140,562
U.S. Department of Housing & Urban Development, Series 0620	5.77	08/01/26	46,000	46,277
U.S. International Development Finance Corp., Series AA-1 (a)	0.00	01/17/26	700,000	794,610
U.S. International Development Finance Corp., Series 1	1.11	05/15/29	535,714	505,019
U.S. International Development Finance Corp., Series 1	2.36	10/15/29	1,094,616	1,059,216
U.S. International Development Finance Corp., Series 3	1.05	10/15/29	1,094,616	1,034,011
U.S. International Development Finance Corp., Series 3	1.24	08/15/31	972,972	893,374
U.S. Treasury Floating Rate Notes (b)	4.06	07/31/27	1,000,000	999,210
U.S. Treasury Notes	3.88	03/31/27	6,295,000	6,313,688
U.S. Treasury Notes	3.50	09/30/27	1,170,000	1,167,486
U.S. Treasury Notes	3.38	09/15/28	17,865,000	17,743,574
U.S. Treasury Notes	3.63	09/30/30	6,375,000	6,342,627
Total U.S. Government & Agency Obligations (Cost $37,423,959)				37,314,263

Mortgage-Backed Securities | 25.1%

Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1 (b)(c)	5.31	02/25/45	70,000	70,022
Government National Mortgage Association, Pool 786428	4.00	06/20/52	865,118	812,115
Government National Mortgage Association, Pool 786576	4.50	09/20/52	177,269	172,841
Government National Mortgage Association, Pool 786948	7.00	09/20/53	78,178	80,375
Government National Mortgage Association, Pool 787194	7.50	12/20/53	51,103	52,790
Government National Mortgage Association, Pool 787238	7.50	02/20/54	88,669	91,596
Government National Mortgage Association, Pool 787291	7.50	03/20/54	385,329	398,049
Government National Mortgage Association, Pool 787343	7.50	04/20/54	173,440	179,165
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	276,065	261,314
Government National Mortgage Association, Pool CV1215	7.00	07/20/53	37,853	38,888
Government National Mortgage Association, Pool CW8493	8.00	11/20/53	18,588	19,538
Government National Mortgage Association, Pool CW8495	7.50	11/20/53	43,984	45,433
Government National Mortgage Association, Pool CZ5438	7.00	01/20/54	61,883	63,611
Government National Mortgage Association, Pool MA8017	2.50	05/20/37	462,528	430,564
Government National Mortgage Association, Pool MA8880	6.00	05/20/53	61,959	63,444
Government National Mortgage Association, Pool MA8917	5.00	06/20/38	333,543	338,462
Government National Mortgage Association REMICS, Series 2014-125, Class B (b)	2.90	11/16/54	714,191	660,458
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	419,341	329,140
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	952,831	953,723
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	375,496	378,078
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	410,720	409,907
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	356,999	357,406
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	283,015	283,525
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	288,119	287,413
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50	06/20/42	168,319	169,062

Portfolio of Investments | Short-Term Government Securities Fund | September 30, 2025 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 25.1% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association REMICS, Series 2024-1, Class TA	5.50%	08/20/48	$417,521	$417,595
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50	06/20/54	692,577	683,913
Government National Mortgage Association REMICS, Series 2024-11, Class AB	5.00	09/20/50	252,700	251,882
Government National Mortgage Association REMICS, Series 2024-110, Class QA	4.50	07/20/50	704,444	701,172
Government National Mortgage Association REMICS, Series 2024-114, Class BA	5.00	08/20/51	430,779	432,540
Government National Mortgage Association REMICS, Series 2024-43, Class CE	5.50	08/20/48	600,906	601,250
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	81,106	81,002
Government National Mortgage Association REMICS, Series 2024-59, Class E	5.50	01/20/51	496,375	500,390
Government National Mortgage Association REMICS, Series 2024-79, Class GA	4.00	01/20/49	812,447	801,855
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	607,016	596,029
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	903,001	906,795
Government National Mortgage Association REMICS, Series 2025-29, Class CG	5.00	03/20/54	483,514	487,622
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00	11/20/53	599,589	604,037
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25	05/20/55	987,555	996,358
Total Mortgage-Backed Securities (Cost $14,970,204)				15,009,359

Corporate Bonds | 6.5%

Consumer, Cyclical | 0.2%
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	151,378	138,798
Energy | 1.4%
Petroleos Mexicanos (d)	2.46	12/15/25	86,750	85,943
Reliance Industries Ltd. (d)	1.87	01/15/26	348,421	345,368
Reliance Industries Ltd. (d)	2.06	01/15/26	270,400	268,131
Reliance Industries Ltd., Series 16-3 (d)	2.44	01/15/26	109,474	108,866
Total Energy				808,308
Financials | 3.7%
American Express Co. (b)	5.10	02/16/28	200,000	202,684
Athene Global Funding (c)	5.52	03/25/27	200,000	203,637
Capital One NA	4.65	09/13/28	250,000	253,000
CES MU2 LLC (d)	1.99	05/13/27	593,185	578,206
Goldman Sachs Group, Inc. (b)	5.22	04/23/31	200,000	206,821
HNA 2015 LLC (d)	2.29	06/30/27	87,283	85,014
HNA 2015 LLC (d)	2.37	09/18/27	55,822	54,288
Morgan Stanley (b)	5.16	04/20/29	250,000	255,908
Salmon River Export LLC (d)	2.19	09/15/26	121,103	119,205

Portfolio of Investments | Short-Term Government Securities Fund | September 30, 2025 | (Unaudited) | (Continued)
Corporate Bonds | 6.5% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 3.7% (Continued)
Sandalwood 2013 LLC (d)	2.82%	02/12/26	$43,764	$43,649
Wells Fargo & Co. (b)	5.57	07/25/29	200,000	207,270
Total Financials				2,209,682
Industrial | 0.0%*
Rimon LLC (d)	2.45	11/01/25	11,250	11,231
Utilities | 1.2%
American Water Capital Corp.	2.80	05/01/30	200,000	188,387
FirstEnergy Pennsylvania Electric Co. (c)	5.20	04/01/28	150,000	153,389
PacifiCorp	5.10	02/15/29	200,000	205,056
Southern California Edison Co., Series B	3.65	03/01/28	200,000	196,538
Total Utilities				743,370
Total Corporate Bonds (Cost $3,884,750)				3,911,389

Asset-Backed Securities | 4.8%

Affirm Master Trust, Series 2025-1A, Class A (c)	4.99	02/15/33	200,000	201,601
Avant Loans Funding Trust, Series 2025-REV1, Class A (c)	5.12	05/15/34	150,000	150,773
Chase Auto Owner Trust, Series 2024-2A, Class A3 (c)	5.52	06/25/29	150,000	152,194
Consumer Portfolio Services Auto Trust, Series 2025-A, Class B (c)	5.02	07/16/29	120,000	121,018
Frontier Issuer LLC, Series 2023-1, Class A2 (c)	6.60	08/20/53	450,000	457,015
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (c)	5.24	03/15/30	113,846	114,681
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2 (c)	4.71	04/15/30	131,097	131,863
Gracie Point International Funding LLC, Series 2023-2A, Class A (b)(c)	6.61	03/01/27	16,165	16,204
Gracie Point International Funding LLC, Series 2025-1A, Class B (b)(c)	6.35	08/15/28	150,000	150,406
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A4 (c)	5.02	05/15/31	200,000	204,711
Progress Residential Trust, Series 2025-SFR1, Class B (c)	3.65	02/17/42	100,000	95,369
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3	5.25	04/17/28	47,319	47,392
SoFi Consumer Loan Program Trust, Series 2025-1, Class B (c)	5.12	02/27/34	200,000	202,264
Subway Funding LLC, Series 2024-1A, Class A2I (c)	6.03	07/30/54	148,875	150,930
Toyota Lease Owner Trust, Series 2025-A, Class A3 (c)	4.75	02/22/28	250,000	252,720
Tricon Residential Trust, Series 2024-SFR4, Class A (c)	4.30	11/17/41	99,559	98,725
Verizon Master Trust, Series 2025-1, Class B	4.94	01/21/31	122,000	123,918
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	150,000	151,733
Westgate Resorts LLC, Series 2022-1A, Class B (c)	2.29	08/20/36	40,024	39,579
Total Asset-Backed Securities (Cost $2,811,203)				2,863,096

Portfolio of Investments | Short-Term Government Securities Fund | September 30, 2025 | (Unaudited) | (Continued)

Money Market Fund | 4.3%
	Interest Rate / Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class (e)	4.09%	2,564,776	$2,564,776
Total Money Market Fund (Cost $2,564,776)			2,564,776
Total Investments in Securities (Cost $61,654,892) | 103.1%			$61,662,883
Other Assets less Liabilities (3.1)%			(1,840,324)
Net Assets 100.0%			$59,822,559

*	Less than 0.1%.

(a)	Zero coupon rate, purchased at a discount.
(b)	Variable coupon rate as of September 30, 2025.
(c)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,967,101 and represents 5.0% of total net assets.

(d)	Guaranteed by Export-Import Bank of the United States.
(e)	7-day yield at September 30, 2025.

REMICS	- Real Estate Mortgage Investment Conduits

Portfolio of Investments | Short-Term Government Securities Fund | September 30, 2025 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$37,314,263	$—	$37,314,263
Mortgage-Backed Securities	—	15,009,359	—	15,009,359
Corporate Bonds	—	3,911,389	—	3,911,389
Asset-Backed Securities	—	2,863,096	—	2,863,096
Money Market Fund	2,564,776	—	—	2,564,776
Total	$2,564,776	$59,098,107	$—	$61,662,883

Portfolio of Investments
Short-Term Bond Fund | September 30, 2025 | (Unaudited)

Corporate Bonds | 42.2%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Basic Materials | 0.5%
Celanese U.S. Holdings LLC	6.67%	07/15/27	$846,000	$867,751
Glencore Funding LLC (a)	4.91	04/01/28	1,325,000	1,345,865
Total Basic Materials				2,213,616
Communications | 0.1%
Comcast Corp.	4.55	01/15/29	500,000	506,488
Consumer, Cyclical | 9.4%
American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60	03/22/29	2,147,417	2,104,243
American Airlines Pass-Through Trust, Series 2016-3, Class A	3.25	04/15/30	2,651,651	2,513,025
American Airlines Pass-Through Trust, Series 2021-1, Class B	3.95	01/11/32	730,000	697,172
Daimler Truck Finance North America LLC (a)	5.00	01/15/27	915,000	924,348
Daimler Truck Finance North America LLC (a)	5.13	09/25/27	1,110,000	1,128,042
Daimler Truck Finance North America LLC (a)	4.95	01/13/28	3,100,000	3,142,837
Daimler Truck Finance North America LLC (a)	5.13	09/25/29	890,000	913,186
Delta Air Lines, Inc./SkyMiles IP Ltd. (a)	4.50	10/20/25	65,000	64,921
Delta Air Lines, Inc./SkyMiles IP Ltd. (a)	4.75	10/20/28	3,000,000	3,016,869
Ford Motor Credit Co. LLC	4.27	01/09/27	915,000	907,516
Ford Motor Credit Co. LLC	2.90	02/10/29	883,000	818,123
General Motors Financial Co., Inc.	5.35	01/07/30	3,100,000	3,175,387
Hyundai Capital America (a)	5.30	03/19/27	745,000	755,098
Hyundai Capital America (a)	4.30	09/24/27	1,160,000	1,159,468
Hyundai Capital America (a)	5.00	01/07/28	2,210,000	2,240,991
Hyundai Capital America (a)	5.60	03/30/28	1,035,000	1,064,152
Hyundai Capital America (a)	5.35	03/19/29	465,000	477,595
Hyundai Capital America (a)	5.80	04/01/30	1,360,000	1,422,616
Hyundai Capital Services, Inc. (a)	5.13	02/05/27	2,305,000	2,328,729
Hyundai Capital Services, Inc. (a)	5.25	01/22/28	1,540,000	1,570,173
LG Energy Solution Ltd. (a)	5.25	04/02/28	1,325,000	1,349,728
Magna International, Inc.	5.05	03/14/29	2,215,000	2,268,325
Toyota Motor Credit Corp.	4.55	08/09/29	440,000	446,724
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	2,974,576	2,727,375
Volkswagen Group of America Finance LLC (a)	5.30	03/22/27	930,000	942,317
Volkswagen Group of America Finance LLC (a)	4.85	08/15/27	440,000	443,932
Volkswagen Group of America Finance LLC (a)	5.25	03/22/29	1,395,000	1,424,114
Total Consumer, Cyclical				40,027,006
Consumer, Non-cyclical | 3.0%
AbbVie, Inc.	4.80	03/15/29	455,000	465,296
Astrazeneca Finance LLC	4.85	02/26/29	1,365,000	1,400,152
Bayer U.S. Finance LLC (a)	6.25	01/21/29	1,144,000	1,202,955
Bimbo Bakeries USA, Inc. (a)	6.05	01/15/29	695,000	727,174
ERAC USA Finance LLC (a)	4.60	05/01/28	925,000	936,969
HCA, Inc.	5.00	03/01/28	445,000	453,189
Pfizer Investment Enterprises Pte. Ltd.	4.45	05/19/28	885,000	895,089
Philip Morris International, Inc.	5.13	11/17/27	805,000	822,456
Philip Morris International, Inc.	4.88	02/15/28	1,060,000	1,079,069
Philip Morris International, Inc.	1.75	11/01/30	1,820,000	1,610,448
Roche Holdings, Inc. (a)	5.34	11/13/28	2,536,000	2,634,419
Solventum Corp.	5.40	03/01/29	355,000	366,357
Total Consumer, Non-cyclical				12,593,573

Portfolio of Investments | Short-Term Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Corporate Bonds | 42.2% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 2.9%
Energy Transfer LP	5.20%	04/01/30	$1,330,000	$1,371,318
Enterprise Products Operating LLC	4.30	06/20/28	1,335,000	1,345,231
Petroleos Mexicanos (b)	2.46	12/15/25	21,950	21,746
Petroleos Mexicanos	5.35	02/12/28	1,200,000	1,194,886
Petroleos Mexicanos	6.84	01/23/30	700,000	712,011
Phillips 66 Co.	4.95	12/01/27	1,780,000	1,809,405
Plains All American Pipeline LP/PAA Finance Corp.	4.70	01/15/31	1,325,000	1,327,820
Reliance Industries Ltd. (b)	1.87	01/15/26	158,474	157,085
Saudi Arabian Oil Co. (a)	4.75	06/02/30	2,235,000	2,265,051
Targa Resources Corp.	4.90	09/15/30	440,000	446,920
Valero Energy Corp.	5.15	02/15/30	1,095,000	1,127,185
Var Energi ASA (a)	7.50	01/15/28	595,000	630,585
Total Energy				12,409,243
Financials | 19.2%
American Express Co. (c)	5.10	02/16/28	1,750,000	1,773,485
Athene Global Funding (a)	4.95	01/07/27	1,325,000	1,336,384
Athene Global Funding (a)	5.52	03/25/27	1,960,000	1,995,644
Athene Global Funding (a)	5.58	01/09/29	805,000	831,959
Athene Global Funding (a)	5.38	01/07/30	820,000	845,338
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	1,832,000	1,759,369
Banco Bilbao Vizcaya Argentaria SA	5.38	03/13/29	1,400,000	1,446,263
Bank of America Corp. (c)	4.98	01/24/29	1,455,000	1,481,894
Bank of Montreal (c)	5.00	01/27/29	1,345,000	1,371,187
Bank of New Zealand (a)(c)	5.70	01/28/35	2,245,000	2,310,179
Barclays PLC (c)	5.67	03/12/28	1,360,000	1,386,450
Barclays PLC (c)	5.09	02/25/29	2,165,000	2,203,889
Barclays PLC (c)	5.37	02/25/31	1,325,000	1,366,277
Capital One Financial Corp. (c)	4.49	09/11/31	1,765,000	1,750,724
Capital One NA (c)	5.97	08/09/28	1,080,000	1,118,315
Capital One NA	4.65	09/13/28	1,110,000	1,123,321
Citigroup, Inc. (c)	5.17	02/13/30	4,505,000	4,621,298
CNO Global Funding (a)	4.95	09/09/29	440,000	448,752
Corebridge Global Funding (a)	4.90	01/07/28	440,000	447,456
Danske Bank AS (a)(c)	5.02	03/04/31	1,320,000	1,344,944
Fifth Third Bancorp (c)	6.34	07/27/29	1,000,000	1,053,665
GA Global Funding Trust (a)	2.25	01/06/27	2,370,000	2,311,178
Goldman Sachs Group, Inc. (c)	4.22	05/01/29	3,750,000	3,754,375
Goldman Sachs Group, Inc. (c)	5.73	04/25/30	1,340,000	1,401,965
Goldman Sachs Group, Inc. (c)	5.21	01/28/31	885,000	913,570
Goldman Sachs Group, Inc. (c)	5.22	04/23/31	795,000	822,114
HSBC Holdings PLC (c)	5.24	05/13/31	1,080,000	1,111,375
Huntington National Bank (c)	4.87	04/12/28	890,000	899,465
ING Groep NV (c)	5.34	03/19/30	1,065,000	1,098,979
JPMorgan Chase & Co. (c)	6.09	10/23/29	820,000	865,325
JPMorgan Chase & Co. (c)	5.14	01/24/31	1,095,000	1,130,840
JPMorgan Chase & Co. (c)	5.10	04/22/31	440,000	454,573
M&T Bank Corp. (c)	4.83	01/16/29	440,000	445,448
M&T Bank Corp. (c)	7.41	10/30/29	1,800,000	1,955,368
M&T Bank Corp. (c)	5.18	07/08/31	440,000	450,607
Manufacturers & Traders Trust Co. (c)	4.76	07/06/28	1,320,000	1,332,715

Portfolio of Investments | Short-Term Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Corporate Bonds | 42.2% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 19.2% (Continued)
Morgan Stanley (c)	5.16%	04/20/29	$2,340,000	$2,395,298
Morgan Stanley (c)	5.23	01/15/31	660,000	681,219
Morgan Stanley Bank NA (c)	4.95	01/14/28	3,435,000	3,468,860
Nationwide Building Society (a)(c)	2.97	02/16/28	1,500,000	1,472,524
PNC Financial Services Group, Inc. (c)	5.58	06/12/29	465,000	481,848
PNC Financial Services Group, Inc. (c)	5.22	01/29/31	885,000	914,401
Principal Life Global Funding II (a)	4.25	08/18/28	880,000	882,013
Regions Financial Corp. (c)	5.72	06/06/30	1,090,000	1,136,028
RGA Global Funding (a)	6.00	11/21/28	1,136,000	1,194,053
Santander Holdings USA, Inc. (c)	5.47	03/20/29	875,000	891,674
Santander U.K. Group Holdings PLC (c)	6.53	01/10/29	1,005,000	1,051,854
Societe Generale SA (a)(c)	5.52	01/19/28	1,155,000	1,170,454
Societe Generale SA (a)(c)	5.25	05/22/29	445,000	452,500
Societe Generale SA (a)(c)	5.63	01/19/30	455,000	468,733
Standard Chartered PLC (a)(c)	5.55	01/21/29	440,000	450,708
Toronto-Dominion Bank (c)	5.15	09/10/34	2,220,000	2,247,051
Truist Financial Corp. (c)	5.44	01/24/30	2,440,000	2,524,678
Wells Fargo & Co. (c)	4.97	04/23/29	1,075,000	1,095,470
Wells Fargo & Co. (c)	5.57	07/25/29	5,090,000	5,275,031
Wells Fargo & Co. (c)	6.30	10/23/29	465,000	492,511
Wells Fargo & Co. (c)	5.24	01/24/31	875,000	905,282
Wells Fargo & Co. (c)	2.57	02/11/31	1,421,000	1,320,578
Total Financials				81,937,458
Industrials | 1.1%
Avnet, Inc.	6.25	03/15/28	610,000	634,788
BNSF Railway Co. Pass-Through Trust, Series 2015-1 (a)	3.44	06/16/28	685,631	667,415
Boeing Co.	6.26	05/01/27	225,000	231,506
Boeing Co.	6.30	05/01/29	225,000	238,781
Federal Express Corp. Pass-Through Trusts, Series 2020-1	1.88	08/20/35	1,860,165	1,609,766
John Deere Capital Corp.	4.95	07/14/28	915,000	939,624
Regal Rexnord Corp.	6.05	04/15/28	460,000	475,839
Total Industrial				4,797,719
Technology | 0.6%
Micron Technology, Inc.	5.33	02/06/29	2,210,000	2,277,007
Oracle Corp.	4.80	08/03/28	440,000	447,405
Total Technology				2,724,412
Utilities | 5.4%
American Water Capital Corp.	2.80	05/01/30	2,830,000	2,665,674
CenterPoint Energy Houston Electric LLC	5.20	10/01/28	1,850,000	1,908,645
Consumers Energy Co.	4.60	05/30/29	456,000	462,938
Electricite de France SA (a)	5.70	05/23/28	500,000	517,268
Electricite de France SA (a)	5.65	04/22/29	2,230,000	2,325,442
Enel Finance International NV (a)	5.13	06/26/29	445,000	455,866
FirstEnergy Pennsylvania Electric Co. (a)	5.20	04/01/28	1,330,000	1,360,050
NextEra Energy Capital Holdings, Inc.	4.85	02/04/28	440,000	447,757
OGE Energy Corp.	5.45	05/15/29	445,000	462,223
Pacific Gas & Electric Co.	4.55	07/01/30	1,390,000	1,380,345
PacifiCorp	5.10	02/15/29	2,305,000	2,363,269

Portfolio of Investments | Short-Term Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Corporate Bonds | 42.2% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 5.4% (Continued)
PSEG Power LLC (a)	5.20%	05/15/30	$2,275,000	$2,333,935
San Diego Gas & Electric Co.	4.95	08/15/28	1,400,000	1,434,001
Snam SpA (a)	5.00	05/28/30	1,775,000	1,799,901
Southern California Edison Co.	5.30	03/01/28	440,000	447,894
Southern California Edison Co., Series B	3.65	03/01/28	2,160,000	2,122,613
Wisconsin Electric Power Co.	5.00	05/15/29	445,000	458,335
Total Utilities				22,946,156
Total Corporate Bonds (Cost $176,227,630)				180,155,671

U.S. Government & Agency Obligations | 27.7%

Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	1,423,000	1,333,461
U.S. International Development Finance Corp., Series 1	2.36	10/15/29	462,475	447,519
U.S. International Development Finance Corp., Series 3	1.05	10/15/29	664,979	628,162
U.S. Treasury Notes	3.88	03/31/27	40,854,000	40,975,285
U.S. Treasury Notes	3.50	09/30/27	4,260,000	4,250,848
U.S. Treasury Notes	3.38	09/15/28	58,621,000	58,222,560
U.S. Treasury Notes	3.63	09/30/30	12,555,000	12,491,244
Total U.S. Government & Agency Obligations (Cost $118,245,654)				118,349,079

Asset-Backed Securities | 14.0%

Affirm Master Trust, Series 2025-1A, Class A (a)	4.99	02/15/33	1,185,000	1,194,485
Affirm Master Trust, Series 2025-1A, Class B (a)	5.13	02/15/33	450,000	453,248
Avant Loans Funding Trust, Series 2024-REV1, Class A (a)	5.92	10/15/33	1,325,000	1,341,680
Avant Loans Funding Trust, Series 2025-REV1, Class A (a)	5.12	05/15/34	1,060,000	1,065,462
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3	4.62	07/16/29	600,000	604,785
Carvana Auto Receivables Trust, Series 2024-P1, Class A3 (a)	5.05	04/10/29	1,130,000	1,136,748
Chase Auto Owner Trust, Series 2024-2A, Class A3 (a)	5.52	06/25/29	950,000	963,896
Consumer Portfolio Services Auto Trust, Series 2025-A, Class B (a)	5.02	07/16/29	800,000	806,787
CoreVest American Finance Ltd., Series 2020-4, Class A (a)	1.17	12/15/52	87,990	87,630
CoreVest American Finance Ltd., Series 2021-1, Class A (a)	1.57	04/15/53	646,443	635,424
CoreVest American Finance Ltd., Series 2021-2, Class A (a)	1.41	07/15/54	469,771	453,673
CoreVest American Finance Ltd., Series 2021-3, Class B (a)	2.49	10/15/54	2,480,000	2,414,929
Daimler Trucks Retail Trust, Series 2024-1, Class A4	5.56	07/15/31	1,675,000	1,712,323
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3	4.69	04/15/30	1,105,000	1,115,790
FirstKey Homes Trust, Series 2022-SFR2, Class A (a)	4.25	07/17/39	941,039	938,816
Ford Credit Auto Lease Trust, Series 2024-A, Class A3	5.06	05/15/27	640,632	642,225
Ford Credit Auto Owner Trust, Series 2024-D, Class A3	4.61	08/15/29	500,000	505,848
Frontier Issuer LLC, Series 2023-1, Class A2 (a)	6.60	08/20/53	3,400,000	3,452,999
Frontier Issuer LLC, Series 2023-1, Class B (a)	8.30	08/20/53	2,340,000	2,397,414
FRTKL Group, Inc., Series 2021-SFR1, Class A (a)	1.57	09/17/38	970,000	943,577
GLS Auto Receivables Issuer Trust, Series 2025-1A, Class B (a)	4.98	07/16/29	1,105,000	1,116,926
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (a)	5.24	03/15/30	421,232	424,321
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2 (a)	4.71	04/15/30	1,241,052	1,248,302
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3	5.09	03/22/27	1,499,927	1,504,736
Gracie Point International Funding LLC, Series 2023-2A, Class A (a)(c)	6.61	03/01/27	143,061	143,411
Gracie Point International Funding LLC, Series 2024-1A, Class A (a)(c)	6.06	03/01/28	2,045,000	2,048,975
Gracie Point International Funding LLC, Series 2025-1A, Class A (a)(c)	5.85	08/15/28	1,070,000	1,071,996

Portfolio of Investments | Short-Term Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Asset-Backed Securities | 14.0% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Gracie Point International Funding LLC, Series 2025-1A, Class B (a)(c)	6.35%	08/15/28	$220,000	$220,596
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A4 (a)	5.02	05/15/31	1,995,000	2,041,991
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3	5.21	08/15/28	3,161,699	3,191,586
John Deere Owner Trust, Series 2023-A, Class A3	5.01	11/15/27	513,078	515,313
John Deere Owner Trust, Series 2023-B, Class A3	5.18	03/15/28	467,303	470,708
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A4	4.22	06/17/30	550,000	551,406
NP SPE II LLC, Series 2017-1A, Class A1 (a)	3.37	10/21/47	170,934	167,973
Oportun Issuance Trust, Series 2021-B, Class A (a)	1.47	05/08/31	603,559	591,381
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A3 (a)	5.54	02/10/28	1,885,000	1,900,004
Progress Residential Trust, Series 2021-SFR8, Class A (a)	1.51	10/17/38	1,294,648	1,267,302
Progress Residential Trust, Series 2022-SFR3, Class A (a)	3.20	04/17/39	881,630	865,488
Progress Residential Trust, Series 2025-SFR1, Class B (a)	3.65	02/17/42	840,000	801,097
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3	5.25	04/17/28	248,425	248,808
Santander Drive Auto Receivables Trust, Series 2024-1, Class B	5.23	12/15/28	685,000	688,858
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3	5.63	11/15/28	556,408	558,755
SBA Tower Trust (a)	6.60	11/15/52	775,000	795,755
SCE Recovery Funding LLC, Series A-1	0.86	11/15/33	1,174,401	1,044,033
SoFi Consumer Loan Program Trust, Series 2025-1, Class B (a)	5.12	02/27/34	1,330,000	1,345,053
SoFi Consumer Loan Program Trust, Series 2025-1, Class C (a)	5.42	02/27/34	665,000	674,862
Subway Funding LLC, Series 2024-1A, Class A2I (a)	6.03	07/30/54	486,325	493,039
SVC ABS LLC, Series 2023-1A, Class A (a)	5.15	02/20/53	454,059	451,578
Switch ABS Issuer LLC, Series 2025-1A, Class A2 (a)	5.04	03/25/55	1,090,000	1,079,881
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2 (a)	5.08	06/21/50	1,365,643	1,375,244
Toyota Lease Owner Trust, Series 2025-A, Class A3 (a)	4.75	02/22/28	2,090,000	2,112,743
Tricon Residential Trust, Series 2024-SFR4, Class A (a)	4.30	11/17/41	706,871	700,946
Verizon Master Trust, Series 2025-1, Class B	4.94	01/21/31	1,800,000	1,828,293
Volkswagen Auto Lease Trust, Series 2024-A, Class A3	5.21	06/21/27	785,000	791,954
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	940,000	950,860
Westgate Resorts LLC, Series 2022-1A, Class B (a)	2.29	08/20/36	186,779	184,704
Westgate Resorts LLC, Series 2024-1A, Class A (a)	6.06	01/20/38	887,764	901,449
Westgate Resorts LLC, Series 2024-1A, Class B (a)	6.56	01/20/38	737,527	749,159
Total Asset-Backed Securities (Cost $59,394,969)				59,987,225

Mortgage-Backed Securities | 13.6%

Federal Home Loan Mortgage Corp., Pool 780754 (c)	6.25	08/01/33	244	249
Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1 (a)(c)	5.31	02/25/45	605,500	605,688
Federal National Mortgage Association, Pool 813842 (c)	6.09	01/01/35	1,238	1,269
Government National Mortgage Association, Pool 786576	4.50	09/20/52	868,616	846,923
Government National Mortgage Association, Pool 787194	7.50	12/20/53	211,568	218,551
Government National Mortgage Association, Pool 787238	7.50	02/20/54	201,723	208,382
Government National Mortgage Association, Pool 787291	7.50	03/20/54	889,340	918,698
Government National Mortgage Association, Pool 787343	7.50	04/20/54	335,317	346,386
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	1,935,909	1,832,462
Government National Mortgage Association, Pool CV1215	7.00	07/20/53	258,759	265,832
Government National Mortgage Association, Pool CW8493	8.00	11/20/53	46,238	48,600
Government National Mortgage Association, Pool CW8494	7.50	11/20/53	152,423	157,445
Government National Mortgage Association, Pool CW8495	7.50	11/20/53	104,681	108,130
Government National Mortgage Association, Pool CZ5438	7.00	01/20/54	123,813	127,270
Government National Mortgage Association, Pool MA8017	2.50	05/20/37	1,143,986	1,064,927
Government National Mortgage Association, Pool MA8917	5.00	06/20/38	745,599	756,593

Portfolio of Investments | Short-Term Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 13.6% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association REMICS, Series 2014-125, Class B (c)	2.90%	11/16/54	$3,451,921	$3,192,213
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	1,583,152	1,242,610
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	3,923,036	3,926,706
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	1,342,398	1,351,629
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	1,568,475	1,565,367
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	882,978	883,983
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	517,918	518,851
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	895,571	893,377
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50	06/20/42	1,122,128	1,127,078
Government National Mortgage Association REMICS, Series 2024-1, Class TA	5.50	08/20/48	2,826,615	2,827,118
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50	06/20/54	3,342,840	3,301,022
Government National Mortgage Association REMICS, Series 2024-11, Class AB	5.00	09/20/50	1,111,880	1,108,282
Government National Mortgage Association REMICS, Series 2024-110, Class QA	4.50	07/20/50	1,751,718	1,743,582
Government National Mortgage Association REMICS, Series 2024-114, Class BA	5.00	08/20/51	1,137,257	1,141,906
Government National Mortgage Association REMICS, Series 2024-43, Class CE	5.50	08/20/48	1,502,264	1,503,126
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	500,538	499,896
Government National Mortgage Association REMICS, Series 2024-59, Class E	5.50	01/20/51	3,628,883	3,658,236
Government National Mortgage Association REMICS, Series 2024-79, Class GA	4.00	01/20/49	1,425,844	1,407,256
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	4,487,373	4,406,147
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	3,584,915	3,599,975
Government National Mortgage Association REMICS, Series 2025-29, Class CG	5.00	03/20/54	1,919,552	1,935,860
Government National Mortgage Association REMICS, Series 2025-34, Class AP	5.00	06/20/53	2,137,228	2,147,289
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00	11/20/53	4,449,842	4,482,856
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25	05/20/55	2,108,430	2,127,225
Total Mortgage-Backed Securities (Cost $57,919,090)				58,098,995

Portfolio of Investments | Short-Term Bond Fund | September 30, 2025 | (Unaudited) | (Continued)

Foreign Government Obligations | 0.6%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Korea Expressway Corp. (a)	5.00%	05/14/27	$2,165,000	$2,198,288
Korea National Oil Corp. (a)	4.75	04/03/26	500,000	501,440
Total Foreign Government Obligations (Cost $2,657,207)				2,699,728

Money Market Fund | 5.4%
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class (d)	4.09	23,053,329	23,053,329
Total Money Market Fund (Cost $23,053,329)			23,053,329
Total Investments in Securities (Cost $437,497,879) | 103.5%			$442,344,027
Other Assets less Liabilities (3.5)%			(14,803,971)
Net Assets 100.0%			$427,540,056

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $109,660,559 and represents 25.6% of total net assets.

(b)	Guaranteed by Export-Import Bank of the United States.
(c)	Variable coupon rate as of September 30, 2025.
(d)	7-day yield at September 30, 2025.

REMICS	- Real Estate Mortgage Investment Conduits

Portfolio of Investments | Short-Term Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$180,155,671	$—	$180,155,671
U.S. Government and Agency Obligations	—	118,349,079	—	118,349,079
Asset-Backed Securities	—	59,987,225	—	59,987,225
Mortgage-Backed Securities	—	58,098,995	—	58,098,995
Foreign Government Obligations	—	2,699,728	—	2,699,728
Money Market Fund	23,053,329	—	—	23,053,329
Total	$23,053,329	$419,290,698	$—	$442,344,027

Portfolio of Investments
Intermediate Bond Fund | September 30, 2025 | (Unaudited)

Corporate Bonds | 30.7%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Basic Materials | 0.6%
Celanese U.S. Holdings LLC	6.67%	07/15/27	$229,000	$234,888
Celanese U.S. Holdings LLC	6.83	07/15/29	260,000	268,499
Celanese U.S. Holdings LLC	6.88	07/15/32	175,000	178,817
Glencore Funding LLC (a)	3.38	09/23/51	170,000	116,497
Total Basic Materials				798,701
Communications | 0.1%
T-Mobile USA, Inc.	3.00	02/15/41	200,000	150,285
Consumer, Cyclical | 4.2%
7-Eleven, Inc. (a)	1.30	02/10/28	60,000	56,102
7-Eleven, Inc. (a)	1.80	02/10/31	60,000	52,150
7-Eleven, Inc. (a)	2.80	02/10/51	135,000	83,569
American Airlines Pass-Through Trust, Series 2016-3, Class A	3.25	04/15/30	395,805	375,112
Aptiv Swiss Holdings Ltd.	3.10	12/01/51	280,000	177,728
Daimler Truck Finance North America LLC (a)	5.25	01/13/30	280,000	287,992
Daimler Truck Finance North America LLC (a)	5.38	01/13/32	255,000	262,252
Delta Air Lines, Inc./SkyMiles IP Ltd. (a)	4.75	10/20/28	800,000	804,498
Ford Motor Credit Co. LLC	2.90	02/10/29	225,000	208,468
Hyundai Capital America (a)	5.60	03/30/28	290,000	298,168
Hyundai Capital America (a)	4.55	09/26/29	135,000	135,267
Hyundai Capital America (a)	5.80	04/01/30	490,000	512,560
Hyundai Capital America (a)	4.75	09/26/31	135,000	135,261
Hyundai Capital Services, Inc. (a)	5.13	02/05/27	550,000	555,662
Hyundai Capital Services, Inc. (a)	5.25	01/22/28	500,000	509,797
Lowe's Cos., Inc.	5.85	04/01/63	205,000	206,876
Magna International, Inc.	5.88	06/01/35	135,000	142,473
Tractor Supply Co.	1.75	11/01/30	100,000	87,916
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	794,734	728,688
Volkswagen Group of America Finance LLC (a)	5.60	03/22/34	325,000	332,264
Total Consumer, Cyclical				5,952,803
Consumer, Non-cyclical | 3.3%
AbbVie, Inc.	4.95	03/15/31	105,000	108,531
AbbVie, Inc.	5.35	03/15/44	65,000	65,209
AbbVie, Inc.	5.40	03/15/54	130,000	129,263
Amgen, Inc.	5.75	03/02/63	215,000	214,490
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	303,762
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	177,391
BAT Capital Corp.	5.83	02/20/31	315,000	333,163
Bayer U.S. Finance LLC (a)	6.25	01/21/29	331,000	348,058
Bayer U.S. Finance LLC (a)	6.88	11/21/53	305,000	332,054
Block Financial LLC	2.50	07/15/28	145,000	137,541
Bristol-Myers Squibb Co.	6.25	11/15/53	127,000	138,681
Campbell's Co.	2.38	04/24/30	250,000	228,422
HCA, Inc.	5.90	06/01/53	315,000	311,014
Kenvue, Inc.	5.20	03/22/63	85,000	78,837
Pfizer Investment Enterprises Pte. Ltd.	4.65	05/19/30	195,000	198,657
Pfizer Investment Enterprises Pte. Ltd.	5.11	05/19/43	95,000	92,066
Pfizer Investment Enterprises Pte. Ltd.	5.30	05/19/53	255,000	246,429
Philip Morris International, Inc.	4.88	02/15/28	230,000	234,138

Portfolio of Investments | Intermediate Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Corporate Bonds | 30.7% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Consumer, Non-cyclical | 3.3% (Continued)
Philip Morris International, Inc.	5.13%	02/15/30	$260,000	$268,693
Philip Morris International, Inc.	5.13	02/13/31	380,000	393,260
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	297,828
Total Consumer, Non-cyclical				4,637,487
Energy | 4.5%
Boardwalk Pipelines LP	5.63	08/01/34	130,000	134,886
BP Capital Markets America, Inc.	4.81	02/13/33	110,000	111,294
BP Capital Markets America, Inc.	2.77	11/10/50	210,000	131,942
Cenovus Energy, Inc.	5.25	06/15/37	395,000	384,450
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	37,902
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	142,587
Cheniere Energy Partners LP	5.95	06/30/33	105,000	111,153
Cheniere Energy, Inc.	5.65	04/15/34	130,000	134,009
Enbridge, Inc.	5.70	03/08/33	320,000	336,754
Energy Transfer LP	3.75	05/15/30	318,000	308,800
Energy Transfer LP	6.20	04/01/55	660,000	663,964
Enterprise Products Operating LLC	4.60	01/15/31	275,000	277,852
HF Sinclair Corp.	5.50	09/01/32	265,000	269,368
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	205,892
MPLX LP	2.65	08/15/30	245,000	224,930
NOV, Inc.	3.60	12/01/29	112,000	108,184
Petroleos Mexicanos	5.35	02/12/28	400,000	398,295
Petroleos Mexicanos	6.84	01/23/30	250,000	254,290
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	248,264
Phillips 66	2.15	12/15/30	260,000	232,104
Phillips 66 Co.	5.30	06/30/33	300,000	308,605
Targa Resources Corp.	6.50	02/15/53	305,000	321,094
TerraForm Power Operating LLC (a)	4.75	01/15/30	171,000	165,273
Valero Energy Corp.	5.15	02/15/30	345,000	355,141
Var Energi ASA (a)	7.50	01/15/28	200,000	211,961
Western Midstream Operating LP	5.30	03/01/48	255,000	221,821
Total Energy				6,300,815
Financials | 12.8%
Ally Financial, Inc. (b)	6.99	06/13/29	205,000	216,451
Athene Holding Ltd.	3.95	05/25/51	300,000	218,799
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	755,000	725,067
Bank of America Corp. (b)	4.98	01/24/29	330,000	336,100
Bank of America Corp. (b)	5.16	01/24/31	250,000	258,021
Bank of America Corp. (b)	5.02	07/22/33	445,000	454,686
Bank of New Zealand (a)(b)	5.70	01/28/35	405,000	416,758
Barclays PLC (b)	5.79	02/25/36	415,000	433,100
Barclays PLC (b)	6.04	03/12/55	200,000	211,276
Capital One Financial Corp. (b)	5.20	09/11/36	265,000	262,085
Capital One NA (b)	5.97	08/09/28	345,000	357,239
Capital One NA	4.65	09/13/28	330,000	333,960
Citigroup, Inc. (b)	5.17	02/13/30	390,000	400,068
Citigroup, Inc. (b)	2.57	06/03/31	870,000	800,477
Fifth Third Bancorp (b)	6.34	07/27/29	335,000	352,978
Goldman Sachs Group, Inc. (b)	4.94	04/23/28	270,000	273,161

Portfolio of Investments | Intermediate Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Corporate Bonds | 30.7% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 12.8% (Continued)
Goldman Sachs Group, Inc. (b)	4.22%	05/01/29	$400,000	$400,467
Goldman Sachs Group, Inc. (b)	2.38	07/21/32	365,000	325,762
Goldman Sachs Group, Inc. (b)	2.91	07/21/42	230,000	169,687
Goldman Sachs Group, Inc. (b)	3.44	02/24/43	255,000	201,164
Healthpeak OP LLC	5.25	12/15/32	125,000	128,539
HSBC Holdings PLC (b)	5.24	05/13/31	345,000	355,023
ING Groep NV (b)	5.34	03/19/30	320,000	330,210
JPMorgan Chase & Co. (b)	5.30	07/24/29	195,000	200,914
JPMorgan Chase & Co. (b)	5.58	04/22/30	655,000	684,139
JPMorgan Chase & Co. (b)	4.91	07/25/33	185,000	188,646
M&T Bank Corp. (b)	7.41	10/30/29	500,000	543,158
M&T Bank Corp. (b)	5.39	01/16/36	135,000	136,863
Metropolitan Life Global Funding I (a)	5.15	03/28/33	180,000	186,464
Morgan Stanley (b)	5.16	04/20/29	620,000	634,652
Morgan Stanley (b)	5.23	01/15/31	580,000	598,647
Morgan Stanley (b)	1.79	02/13/32	510,000	444,811
Morgan Stanley (b)	4.89	07/20/33	170,000	172,617
Omega Healthcare Investors, Inc.	5.20	07/01/30	270,000	274,109
Prudential Financial, Inc. (b)	5.70	09/15/48	75,000	76,389
Prudential Financial, Inc. (b)	6.50	03/15/54	620,000	663,464
Regions Financial Corp. (b)	5.72	06/06/30	340,000	354,358
Santander Holdings USA, Inc. (b)	5.47	03/20/29	445,000	453,480
Santander U.K. Group Holdings PLC (b)	6.53	01/10/29	275,000	287,821
Societe Generale SA (a)(b)	5.52	01/19/28	325,000	329,349
Toronto-Dominion Bank (b)	5.15	09/10/34	355,000	359,326
Truist Financial Corp. (b)	5.44	01/24/30	315,000	325,932
VICI Properties LP	4.75	02/15/28	180,000	181,513
Wells Fargo & Co. (b)	4.97	04/23/29	340,000	346,474
Wells Fargo & Co. (b)	5.57	07/25/29	1,695,000	1,756,616
Wells Fargo & Co. (b)	5.24	01/24/31	290,000	300,036
Wells Fargo & Co. (b)	6.49	10/23/34	220,000	244,440
Wells Fargo & Co. (b)	3.07	04/30/41	440,000	341,566
Total Financials				18,046,862
Industrials | 0.3%
Avnet, Inc.	6.25	03/15/28	170,000	176,908
BNSF Railway Co. Pass-Through Trust, Series 2015-1 (a)	3.44	06/16/28	311,934	303,647
Total Industrial				480,555
Technology | 0.1%
VMware LLC	2.20	08/15/31	155,000	136,714
Utilities | 4.8%
Ameren Illinois Co.	5.90	12/01/52	175,000	183,405
American Water Capital Corp.	2.80	05/01/30	920,000	866,579
American Water Capital Corp.	5.45	03/01/54	365,000	360,423
Electricite de France SA (a)	6.00	04/22/64	370,000	365,726
Entergy Arkansas LLC	5.15	01/15/33	205,000	211,980
Evergy Kansas Central, Inc.	3.45	04/15/50	875,000	625,521
Indiana Michigan Power Co.	5.63	04/01/53	215,000	215,706
Indianapolis Power & Light Co. (a)	5.65	12/01/32	260,000	272,306

Portfolio of Investments | Intermediate Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Corporate Bonds | 30.7% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 4.8% (Continued)
Oklahoma Gas & Electric Co.	5.60%	04/01/53	$107,000	$106,848
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	216,911
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	129,097
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	604,044
PacifiCorp	5.30	02/15/31	500,000	518,352
PSEG Power LLC (a)	5.75	05/15/35	355,000	371,377
Snam SpA (a)	5.75	05/28/35	690,000	714,846
Southern California Edison Co.	5.30	03/01/28	115,000	117,063
Southern California Edison Co.	2.25	06/01/30	55,000	49,311
Southern California Edison Co.	5.45	06/01/31	400,000	411,673
Southern California Edison Co.	4.50	09/01/40	200,000	176,887
Southern California Edison Co.	4.00	04/01/47	164,000	124,070
Southern California Edison Co.	3.65	02/01/50	214,000	149,562
Total Utilities				6,791,687
Total Corporate Bonds (Cost $43,751,568)				43,295,909

Mortgage-Backed Securities | 28.0%

FARM 21-1 Mortgage Trust, Series 2021-1, Class A (a)(b)	2.18	01/25/51	191,441	157,593
Federal Home Loan Mortgage Corp., Pool QA7479	3.00	03/01/50	180,097	160,659
Federal Home Loan Mortgage Corp., Pool QE2363	3.50	05/01/52	1,162,720	1,063,907
Federal Home Loan Mortgage Corp., Pool RA8249	5.50	11/01/52	593,653	602,560
Federal Home Loan Mortgage Corp., Pool SD1188	3.50	06/01/52	625,593	571,836
Federal Home Loan Mortgage Corp., Pool SD1495	5.00	08/01/52	705,241	708,365
Federal Home Loan Mortgage Corp., Pool SD2605	5.50	04/01/53	423,546	429,713
Federal Home Loan Mortgage Corp., Pool SD7555	3.00	08/01/52	718,412	642,186
Federal Home Loan Mortgage Corp., Pool SD8068	3.00	06/01/50	168,408	148,496
Federal Home Loan Mortgage Corp., Pool SD8193	2.00	02/01/52	5,360,122	4,340,393
Federal Home Loan Mortgage Corp., Pool SD8237	4.00	08/01/52	1,152,478	1,089,227
Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1 (a)(b)	5.31	02/25/45	192,500	192,560
Federal National Mortgage Association, Pool BN7662	3.50	07/01/49	67,329	62,241
Federal National Mortgage Association, Pool CA4016	3.00	08/01/49	385,669	344,825
Federal National Mortgage Association, Pool FM1000	3.00	04/01/47	729,558	659,334
Federal National Mortgage Association, Pool FM4231	2.50	09/01/50	195,455	166,098
Federal National Mortgage Association, Pool MA3691	3.00	07/01/49	112,853	100,345
Federal National Mortgage Association, Pool MA3834	3.00	11/01/49	238,902	212,419
Federal National Mortgage Association, Pool MA3960	3.00	03/01/50	112,208	99,495
Federal National Mortgage Association, Pool MA3992	3.50	04/01/50	108,176	99,887
Federal National Mortgage Association, Pool MA4048	3.00	06/01/50	503,476	447,499
Federal National Mortgage Association, Pool MA4124	2.50	09/01/35	811,208	765,922
Federal National Mortgage Association, Pool MA4179	2.00	11/01/35	2,715,892	2,508,738
Federal National Mortgage Association, Pool MA4254	1.50	02/01/51	2,309,211	1,774,814
Federal National Mortgage Association, Pool MA4303	2.00	04/01/36	1,103,082	1,016,488
Federal National Mortgage Association, Pool MA4418	2.00	09/01/36	1,846,440	1,701,431
Federal National Mortgage Association, Pool MA4437	2.00	10/01/51	3,475,050	2,817,181
Federal National Mortgage Association, Pool MA4579	3.00	04/01/52	605,467	533,379
Government National Mortgage Association, Pool 786247	4.00	07/20/52	505,797	475,811
Government National Mortgage Association, Pool 786428	4.00	06/20/52	894,093	839,315
Government National Mortgage Association, Pool 786576	4.50	09/20/52	239,313	233,336
Government National Mortgage Association, Pool 787291	7.50	03/20/54	84,772	87,571

Portfolio of Investments | Intermediate Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 28.0% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association, Pool 787343	7.50%	04/20/54	$90,189	$93,166
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	1,007,639	953,795
Government National Mortgage Association, Pool CV1215	7.00	07/20/53	80,227	82,420
Government National Mortgage Association, Pool CW8493	8.00	11/20/53	13,244	13,921
Government National Mortgage Association, Pool CW8495	7.50	11/20/53	28,149	29,077
Government National Mortgage Association, Pool MA8346	4.00	10/20/52	2,862,221	2,715,839
Government National Mortgage Association, Pool MA8880	6.00	05/20/53	374,854	383,838
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	406,410	318,990
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	1,029,058	1,030,020
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	366,109	368,626
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	443,443	442,565
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	245,139	245,419
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	147,168	147,433
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	247,303	246,696
Government National Mortgage Association REMICS, Series 2023-76, Class BT	5.00	05/20/53	1,220,487	1,218,401
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50	06/20/42	353,714	355,274
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50	06/20/54	1,071,186	1,057,786
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	172,639	172,418
Government National Mortgage Association REMICS, Series 2024-92, Class NE	5.00	05/20/54	561,211	563,036
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	1,454,269	1,427,945
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	614,041	616,620
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00	11/20/53	1,437,031	1,447,693
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25	05/20/55	513,529	518,106
Total Mortgage-Backed Securities (Cost $40,824,146)				39,502,708

U.S. Government & Agency Obligations | 27.1%

U.S. International Development Finance Corp., Series 3	1.05	10/15/29	82,096	77,551
U.S. Treasury Bonds	2.38	02/15/42	4,717,000	3,495,371
U.S. Treasury Bonds	3.25	05/15/42	490,000	411,638
U.S. Treasury Bonds	3.38	08/15/42	4,195,000	3,574,271
U.S. Treasury Bonds	4.88	08/15/45	3,187,000	3,258,210
U.S. Treasury Bonds	4.75	05/15/55	5,135,000	5,151,047
U.S. Treasury Notes	3.88	03/31/27	2,322,000	2,328,893
U.S. Treasury Notes	3.50	09/30/27	2,655,000	2,649,296
U.S. Treasury Notes	3.38	09/15/28	3,206,000	3,184,209
U.S. Treasury Notes	3.63	09/30/30	5,368,000	5,340,741

Portfolio of Investments | Intermediate Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
U.S. Government & Agency Obligations | 27.1% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. Treasury Notes	3.88%	09/30/32	$5,480,000	$5,462,019
U.S. Treasury Notes	4.25	08/15/35	3,282,000	3,308,666
Total U.S. Government & Agency Obligations (Cost $39,317,824)				38,241,912

Asset-Backed Securities | 9.3%

Avant Loans Funding Trust, Series 2025-REV1, Class A (a)	5.12	05/15/34	340,000	341,752
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3	4.62	07/16/29	200,000	201,595
Carvana Auto Receivables Trust, Series 2024-P1, Class A3 (a)	5.05	04/10/29	325,000	326,941
Chase Auto Owner Trust, Series 2024-2A, Class A3 (a)	5.52	06/25/29	280,000	284,096
CoreVest American Finance Ltd., Series 2020-4, Class A (a)	1.17	12/15/52	14,346	14,288
CoreVest American Finance Ltd., Series 2021-1, Class A (a)	1.57	04/15/53	452,058	444,352
CoreVest American Finance Ltd., Series 2021-2, Class A (a)	1.41	07/15/54	108,409	104,694
CoreVest American Finance Ltd., Series 2021-3, Class B (a)	2.49	10/15/54	660,000	642,683
Daimler Trucks Retail Trust, Series 2024-1, Class A3	5.49	12/15/27	308,540	311,354
FirstKey Homes Trust, Series 2022-SFR2, Class A (a)	4.25	07/17/39	313,680	312,939
Ford Credit Auto Lease Trust, Series 2024-A, Class A3	5.06	05/15/27	179,101	179,547
Ford Credit Auto Owner Trust, Series 2024-D, Class A3	4.61	08/15/29	200,000	202,339
Frontier Issuer LLC, Series 2023-1, Class A2 (a)	6.60	08/20/53	1,000,000	1,015,588
Frontier Issuer LLC, Series 2023-1, Class B (a)	8.30	08/20/53	675,000	691,562
Frontier Issuer LLC, Series 2024-1, Class A2 (a)	6.19	06/20/54	395,000	407,136
FRTKL Group, Inc., Series 2021-SFR1, Class A (a)	1.57	09/17/38	250,000	243,190
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (a)	5.24	03/15/30	120,677	121,562
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3	5.09	03/22/27	435,062	436,456
Gracie Point International Funding LLC, Series 2023-2A, Class A (a)(b)	6.61	03/01/27	36,371	36,460
Gracie Point International Funding LLC, Series 2025-1A, Class A (a)(b)	5.85	08/15/28	340,000	340,634
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A4 (a)	5.02	05/15/31	625,000	639,722
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3	5.21	08/15/28	576,662	582,113
John Deere Owner Trust, Series 2023-B, Class A3	5.18	03/15/28	133,002	133,971
Oportun Issuance Trust, Series 2021-B, Class A (a)	1.47	05/08/31	271,263	265,789
Progress Residential Trust, Series 2021-SFR8, Class A (a)	1.51	10/17/38	331,986	324,974
Progress Residential Trust, Series 2022-SFR3, Class A (a)	3.20	04/17/39	238,278	233,916
Progress Residential Trust, Series 2022-SFR3, Class B (a)	3.60	04/17/39	165,000	161,977
Progress Residential Trust, Series 2025-SFR1, Class B (a)	3.65	02/17/42	270,000	257,495
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3	5.63	11/15/28	164,862	165,557
SBA Small Business Investment Cos., Series 2023-10B, Class 1	5.69	09/10/33	295,848	307,110
SBA Tower Trust (a)	1.88	07/15/50	20,000	19,848
SBA Tower Trust (a)	1.63	05/15/51	160,000	155,328
SBA Tower Trust (a)	6.60	11/15/52	210,000	215,624
SBA Tower Trust (a)	2.59	10/15/56	309,877	273,938
SCE Recovery Funding LLC, Series A-3	2.51	11/15/43	190,000	131,240
Subway Funding LLC, Series 2024-1A, Class A2II (a)	6.27	07/30/54	133,988	137,434
Switch ABS Issuer LLC, Series 2025-1A, Class A2 (a)	5.04	03/25/55	340,000	336,844
Tesla Sustainable Energy Trust, Series 2024-1A, Class A3 (a)	5.29	06/20/50	170,000	172,507
Toyota Lease Owner Trust, Series 2025-A, Class A3 (a)	4.75	02/22/28	655,000	662,127
Tricon Residential Trust, Series 2024-SFR4, Class A (a)	4.30	11/17/41	224,008	222,131
Volkswagen Auto Lease Trust, Series 2024-A, Class A3	5.21	06/21/27	230,000	232,037
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	300,000	303,466
Westgate Resorts LLC, Series 2022-1A, Class B (a)	2.29	08/20/36	53,366	52,773

Portfolio of Investments | Intermediate Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Asset-Backed Securities | 9.3% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Westgate Resorts LLC, Series 2024-1A, Class A (a)	6.06%	01/20/38	$273,158	$277,369
Westgate Resorts LLC, Series 2024-1A, Class B (a)	6.56	01/20/38	228,770	232,378
Total Asset-Backed Securities (Cost $13,071,896)				13,156,836

Municipal Bonds | 1.1%

Arizona | 0.1%
City of Yuma, AZ, Revenue	2.63	07/15/38	135,000	110,496
California | 0.9%
City of Chula Vista, CA, Revenue	2.91	06/01/45	255,000	180,024
City of Huntington Beach, CA, Revenue	1.68	06/15/27	155,000	149,694
City of Monterey Park, CA, Revenue, Series A	1.89	06/01/30	1,000,000	896,121
San Francisco City & County Airport Comm-San Francisco International Airport, CA, Revenue, Series C	3.35	05/01/51	100,000	70,391
Total California				1,296,230
West Virginia | 0.1%
West Virginia University, WV, Revenue, Series B	3.01	10/01/41	150,000	119,794
Total Municipal Bonds (Cost $1,795,000)				1,526,520

Foreign Government Obligations | 0.5%

Korea Expressway Corp. (a)	5.00	05/14/27	660,000	670,148
Total Foreign Government Obligations (Cost $657,773)				670,148

Money Market Fund | 5.4%
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class (c)	4.09	7,575,549	7,575,549
Total Money Market Fund (Cost $7,575,549)			7,575,549
Total Investments in Securities (Cost $146,993,756) | 102.1%			$143,969,582
Other Assets less Liabilities (2.1)%			(2,932,705)
Net Assets 100.0%			$141,036,877

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $21,108,414 and represents 15.0% of total net assets.

(b)	Variable coupon rate as of September 30, 2025.
(c)	7-day yield at September 30, 2025.

REMICS	- Real Estate Mortgage Investment Conduits

Portfolio of Investments | Intermediate Bond Fund | September 30, 2025 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$43,295,909	$—	$43,295,909
Mortgage-Backed Securities	—	39,502,708	—	39,502,708
U.S. Government and Agency Obligations	—	38,241,912	—	38,241,912
Asset-Backed Securities	—	13,156,836	—	13,156,836
Municipal Bonds	—	1,526,520	—	1,526,520
Foreign Government Obligations	—	670,148	—	670,148
Money Market Fund	7,575,549	—	—	7,575,549
Total	$7,575,549	$136,394,033	$—	$143,969,582

Portfolio of Investments
Stock Index Fund | September 30, 2025 | (Unaudited)

	Cost	Value
Investment	$13,402,186	$293,635,034
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of September 30, 2025, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.56%. See  the Appendix for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
Value Fund | September 30, 2025 | (Unaudited)

Common Stocks | 96.9%
	Shares	Value
Communication Services | 8.0%
Entertainment
Walt Disney Co.	214,500	$24,560,250
Interactive Media & Services
Alphabet, Inc., Class C	75,820	18,465,961
Meta Platforms, Inc., Class A	46,400	34,075,232
Wireless Telecommunication Services
T-Mobile U.S., Inc.	34,800	8,330,424
Total Communication Services		85,431,867
Consumer Discretionary | 7.4%
Distributors
LKQ Corp.	169,500	5,176,530
Hotels, Restaurants & Leisure
McDonald's Corp.	74,097	22,517,337
Household Durables
PulteGroup, Inc.	120,100	15,868,813
Specialty Retail
Home Depot, Inc.	36,918	14,958,805
TJX Cos., Inc.	143,200	20,698,128
Total Consumer Discretionary		79,219,613
Consumer Staples | 3.0%
Consumer Staples Distribution & Retail
Walmart, Inc.	200,300	20,642,918
Household Products
Procter & Gamble Co.	73,500	11,293,275
Total Consumer Staples		31,936,193
Energy | 4.6%
Oil, Gas & Consumable Fuels
ConocoPhillips	168,600	15,947,874
Diamondback Energy, Inc.	50,200	7,183,620
Exxon Mobil Corp.	232,000	26,158,000
Total Energy		49,289,494
Financials | 22.6%
Banks
Bank of America Corp.	557,102	28,740,892
Citigroup, Inc.	272,039	27,611,959
JPMorgan Chase & Co.	174,191	54,945,067
Truist Financial Corp.	210,900	9,642,348
Capital Markets
Goldman Sachs Group, Inc.	50,374	40,115,335
Common Stocks | 96.9% (Continued)
	Shares	Value
Financials | 22.6% (Continued)
Financial Services
Fiserv, Inc. (a)	104,500	$13,473,185
Visa, Inc., Class A	74,898	25,568,679
Insurance
Allstate Corp.	86,984	18,671,116
Chubb Ltd.	78,938	22,280,250
Total Financials		241,048,831
Health Care | 16.1%
Biotechnology
AbbVie, Inc.	169,263	39,191,155
Health Care Equipment & Supplies
Abbott Laboratories	233,156	31,228,915
Boston Scientific Corp. (a)	182,496	17,817,084
GE HealthCare Technologies, Inc.	261,300	19,623,630
Health Care Providers & Services
Cigna Group	55,714	16,059,561
UnitedHealth Group, Inc.	56,800	19,613,040
Pharmaceuticals
Bristol-Myers Squibb Co.	115,001	5,186,545
Merck & Co., Inc.	76,282	6,402,348
Royalty Pharma PLC, Class A	483,484	17,057,316
Total Health Care		172,179,594
Industrials | 17.7%
Aerospace & Defense
Boeing Co. (a)	91,600	19,770,028
Northrop Grumman Corp.	47,031	28,656,929
Electrical Equipment
Eaton Corp. PLC	67,787	25,369,285
Ground Transportation
CSX Corp.	383,882	13,631,650
Industrial Conglomerates
Honeywell International, Inc.	107,873	22,707,266
Machinery
Deere & Co.	54,600	24,966,396
Parker-Hannifin Corp.	41,922	31,783,164
Professional Services
CACI International, Inc., Class A (a)	26,400	13,167,792
TransUnion	100,900	8,453,402
Total Industrials		188,505,912

Portfolio of Investments | Value Fund | September 30, 2025 | (Unaudited) | (Continued)
Common Stocks | 96.9% (Continued)
	Shares	Value
Information Technology | 8.8%
Semiconductors & Semiconductor Equipment
Lam Research Corp.	273,200	$36,581,480
NXP Semiconductors NV	82,963	18,893,164
Software
Adobe, Inc. (a)	22,600	7,972,150
Microsoft Corp.	59,514	30,825,276
Total Information Technology		94,272,070
Materials | 4.4%
Chemicals
DuPont de Nemours, Inc.	226,278	17,627,056
Containers & Packaging
Avery Dennison Corp.	92,687	15,031,051
Metals & Mining
Freeport-McMoRan, Inc.	375,000	14,707,500
Total Materials		47,365,607
Real Estate | 2.4%
Specialized REITs
Crown Castle, Inc.	149,400	14,415,606
Digital Realty Trust, Inc.	64,901	11,220,085
Total Real Estate		25,635,691
Common Stocks | 96.9% (Continued)
	Shares	Value
Utilities | 1.9%
Multi-Utilities
Ameren Corp.	188,598	$19,685,859
Total Utilities		19,685,859
Total Common Stocks (Cost $569,665,602)		1,034,570,731

Money Market Fund | 3.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09% (b)	32,903,379	32,903,379
Total Money Market Fund (Cost $32,903,379)		32,903,379
Total Investments in Securities (Cost $602,568,981) | 100.0%		$1,067,474,110
Other Assets less Liabilities (0.0)%		(70,853)
Net Assets 100.0%		$1,067,403,257

(a)	Non-income producing.
(b)	7-day yield at September 30, 2025.

Portfolio of Investments | Value Fund | September 30, 2025 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,034,570,731	$—	$—	$1,034,570,731
Money Market Fund	32,903,379	—	—	32,903,379
Total	$1,067,474,110	$—	$—	$1,067,474,110

Portfolio of Investments
Growth Fund | September 30, 2025 | (Unaudited)

Common Stocks | 99.3%
	Shares	Value
Communication Services | 13.4%
Entertainment
Netflix, Inc. (a)	8,262	$9,905,477
Interactive Media & Services
Alphabet, Inc., Class A	115,577	28,096,769
Meta Platforms, Inc., Class A	29,043	21,328,598
Total Communication Services		59,330,844
Consumer Discretionary | 9.0%
Broadline Retail
Amazon.com, Inc. (a)	104,216	22,882,707
Coupang, Inc. (a)	141,014	4,540,651
MercadoLibre, Inc. (a)	1,632	3,813,886
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	1,070	5,777,219
Chipotle Mexican Grill, Inc. (a)	74,379	2,914,913
Total Consumer Discretionary		39,929,376
Financials | 10.2%
Capital Markets
ARES Management Corp., Class A	13,153	2,103,033
Tradeweb Markets, Inc., Class A	26,267	2,915,112
Financial Services
Adyen NV, ADR (a)	74,200	1,186,458
Block, Inc. (a)	175,456	12,680,205
Mastercard, Inc., Class A	26,534	15,092,805
Visa, Inc., Class A	33,193	11,331,426
Total Financials		45,309,039
Health Care | 10.0%
Biotechnology
Argenx SE, ADR (a)	4,575	3,374,337
Natera, Inc. (a)	21,872	3,520,736
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	17,802	7,961,588
Sonova Holding AG, ADR	40,044	2,180,396
Stryker Corp.	15,797	5,839,677
Health Care Providers & Services
Cigna Group	14,772	4,258,029
UnitedHealth Group, Inc.	20,371	7,034,106
Life Sciences Tools & Services
Danaher Corp.	12,157	2,410,247
Common Stocks | 99.3% (Continued)
	Shares	Value
Health Care | 10.0% (Continued)
Pharmaceuticals
Eli Lilly & Co.	10,164	$7,755,132
Total Health Care		44,334,248
Industrials | 4.4%
Aerospace & Defense
Boeing Co. (a)	19,309	4,167,461
Howmet Aerospace, Inc.	33,098	6,494,821
Machinery
Ingersoll Rand, Inc.	27,058	2,235,532
Professional Services
Dayforce, Inc. (a)	46,920	3,232,319
Equifax, Inc.	12,578	3,226,634
Total Industrials		19,356,767
Information Technology | 52.3%
Communications Equipment
Arista Networks, Inc. (a)	66,550	9,697,001
Ciena Corp. (a)	8,700	1,267,329
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	105,229	13,022,089
IT Services
MongoDB, Inc. (a)	8,860	2,749,967
Shopify, Inc., Class A (a)	21,194	3,149,640
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	17,711	2,865,463
Broadcom, Inc.	59,990	19,791,301
Entegris, Inc.	54,636	5,051,644
Lattice Semiconductor Corp. (a)	50,168	3,678,318
NVIDIA Corp.	255,790	47,725,298
Software
AppLovin Corp., Class A (a)	7,804	5,607,486
Datadog, Inc., Class A (a)	27,196	3,872,710
Dynatrace, Inc. (a)	42,322	2,050,501
HubSpot, Inc. (a)	10,315	4,825,357
Intuit, Inc.	17,988	12,284,185
Microsoft Corp.	108,199	56,041,672
ServiceNow, Inc. (a)	8,546	7,864,713
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	29,924,627
Total Information Technology		231,469,301
Total Common Stocks (Cost $212,872,557)		439,729,575

Portfolio of Investments | Growth Fund | September 30, 2025 | (Unaudited) | (Continued)

Money Market Fund | 0.8%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09% (b)	3,672,860	$3,672,860
Total Money Market Fund (Cost $3,672,860)		3,672,860
Total Investments in Securities (Cost $216,545,417) | 100.1%		$443,402,435
Other Assets less Liabilities (0.1)%		(286,540)
Net Assets 100.0%		$443,115,895

(a)	Non-income producing.
(b)	7-day yield at September 30, 2025.

ADR	- American Depositary Receipt

Portfolio of Investments | Growth Fund | September 30, 2025 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$439,729,575	$—	$—	$439,729,575
Money Market Fund	3,672,860	—	—	3,672,860
Total	$443,402,435	$—	$—	$443,402,435

Portfolio of Investments
International Equity Fund | September 30, 2025 | (Unaudited)

Common Stocks | 97.7%
	Shares	Value
Australia | 1.8%
BHP Group Ltd., ADR	31,429	$1,752,167
Total Australia		1,752,167
Britain | 9.5%
Compass Group PLC	40,033	1,364,554
Haleon PLC	545,317	2,454,023
Rio Tinto PLC	27,651	1,822,267
Shell PLC	103,587	3,691,944
Total Britain		9,332,788
Canada | 5.4%
Alimentation Couche-Tard, Inc.	36,463	1,945,375
Canadian National Railway Co.	10,407	981,380
Manulife Financial Corp.	76,977	2,398,306
Total Canada		5,325,061
Denmark | 3.6%
Coloplast AS, Class B	9,001	775,797
Genmab AS (a)	5,747	1,773,227
Novonesis AS, Class B	15,086	928,453
Total Denmark		3,477,477
France | 9.0%
Air Liquide SA	7,349	1,531,213
Dassault Systemes SE	40,043	1,347,087
L'Oreal SA	5,689	2,471,798
Safran SA	4,509	1,600,105
Schneider Electric SE	6,778	1,907,819
Total France		8,858,022
Germany | 6.7%
Allianz SE, Registered Shares	7,751	3,261,054
SAP SE, ADR	8,369	2,236,281
Symrise AG	11,835	1,029,293
Total Germany		6,526,628
Hong Kong | 4.8%
AIA Group Ltd.	365,200	3,500,063
Techtronic Industries Co. Ltd.	97,000	1,239,973
Total Hong Kong		4,740,036
India | 0.9%
HDFC Bank Ltd., ADR	25,406	867,869
Total India		867,869
Common Stocks | 97.7% (Continued)
	Shares	Value
Ireland | 1.4%
Ryanair Holdings PLC, ADR	22,393	$1,348,506
Total Ireland		1,348,506
Israel | 1.4%
NICE Ltd., ADR (a)	9,778	1,415,659
Total Israel		1,415,659
Japan | 18.3%
Chugai Pharmaceutical Co. Ltd.	57,000	2,527,065
Daifuku Co. Ltd.	48,400	1,548,992
Disco Corp.	4,900	1,536,348
Keyence Corp.	2,800	1,043,170
Lasertec Corp.	9,700	1,327,008
M3, Inc.	80,900	1,309,634
Obic Co. Ltd.	37,400	1,303,517
Shionogi & Co. Ltd.	83,900	1,478,305
Sony Financial Group, Inc. (a)	117,000	129,749
Sony Group Corp.	117,000	3,363,364
Sysmex Corp.	109,500	1,353,678
Unicharm Corp.	163,900	1,063,297
Total Japan		17,984,127
Netherlands | 5.4%
Adyen NV (a)(b)	1,039	1,671,833
ASML Holding NV	3,749	3,655,976
Total Netherlands		5,327,809
Republic of South Korea | 1.3%
Samsung Electronics Co. Ltd., GDR (b)	849	1,274,715
Total Republic of South Korea		1,274,715
Singapore | 5.0%
DBS Group Holdings Ltd.	94,426	3,744,725
Sea Ltd., ADR (a)	6,421	1,147,625
Total Singapore		4,892,350
Spain | 2.6%
Banco Bilbao Vizcaya Argentaria SA	133,651	2,575,407
Total Spain		2,575,407
Sweden | 9.1%
Alfa Laval AB	45,700	2,086,902
Assa Abloy AB, Class B	41,430	1,442,090
Atlas Copco AB, Class A	71,855	1,218,516

Portfolio of Investments | International Equity Fund | September 30, 2025 | (Unaudited) | (Continued)
Common Stocks | 97.7% (Continued)
	Shares	Value
Sweden | 9.1% (Continued)
Epiroc AB, Class A	73,930	$1,565,103
Skandinaviska Enskilda Banken AB, Class A	135,706	2,660,862
Total Sweden		8,973,473
Switzerland | 6.7%
Alcon AG	20,879	1,555,694
Novartis AG, Registered Shares	12,253	1,575,470
Roche Holding AG	7,465	2,485,722
Sonova Holding AG, Registered Shares	3,639	998,200
Total Switzerland		6,615,086
Taiwan | 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,151	2,835,073
Total Taiwan		2,835,073
United States of America | 1.9%
Linde PLC	3,881	1,843,475
Total United States of America		1,843,475
Total Common Stocks (Cost $71,530,815)		95,965,728

Money Market Fund | 2.1%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09% (c)	2,027,353	$2,027,353
Total Money Market Fund (Cost $2,027,353)		2,027,353
Total Investments in Securities (Cost $73,558,168) | 99.8%		$97,993,081
Other Assets less Liabilities 0.2%		178,807
Net Assets 100.0%		$98,171,888

(a)	Non-income producing.
(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,946,548 and represents 3.0% of total net assets.

(c)	7-day yield at September 30, 2025.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Portfolio of Investments | International Equity Fund | September 30, 2025 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$20,457,159	$75,508,569	$—	$95,965,728
Money Market Fund	2,027,353	—	—	2,027,353
Total	$22,484,512	$75,508,569	$—	$97,993,081

Portfolio of Investments
Small-Company Stock Fund | September 30, 2025 | (Unaudited)

Common Stocks | 97.9%
	Shares	Value
Communication Services | 0.5%
Media
Magnite, Inc. (a)	43,900	$956,142
Total Communication Services		956,142
Consumer Discretionary | 11.1%
Broadline Retail
Savers Value Village, Inc. (a)	187,106	2,479,154
Hotels, Restaurants & Leisure
Hilton Grand Vacations, Inc. (a)	30,000	1,254,300
Household Durables
KB Home	43,200	2,749,248
Leisure Equipment & Products
Malibu Boats, Inc., Class A (a)	48,200	1,564,090
YETI Holdings, Inc. (a)	69,700	2,312,646
Specialty Retail
National Vision Holdings, Inc. (a)	100,400	2,930,676
Valvoline, Inc. (a)	33,500	1,202,985
Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	118,300	6,837,740
Kontoor Brands, Inc.	26,400	2,105,928
Total Consumer Discretionary		23,436,767
Energy | 2.7%
Oil, Gas & Consumable Fuels
Matador Resources Co.	37,000	1,662,410
Northern Oil & Gas, Inc.	88,500	2,194,800
Permian Resources Corp.	141,200	1,807,360
Total Energy		5,664,570
Financials | 19.5%
Banks
Atlantic Union Bankshares Corp.	139,492	4,922,673
Cadence Bank	147,150	5,524,011
FB Financial Corp.	124,359	6,931,770
Glacier Bancorp, Inc.	112,416	5,471,287
Live Oak Bancshares, Inc.	34,100	1,201,002
Old National Bancorp	166,700	3,659,065
Capital Markets
DigitalBridge Group, Inc.	297,700	3,483,090
Consumer Finance
Encore Capital Group, Inc. (a)	77,183	3,221,618
Common Stocks | 97.9% (Continued)
	Shares	Value
Financials | 19.5% (Continued)
Insurance
Kinsale Capital Group, Inc.	16,326	$6,942,795
Total Financials		41,357,311
Health Care | 14.8%
Biotechnology
ADMA Biologics, Inc. (a)	198,500	2,910,010
Health Care Equipment & Supplies
Enovis Corp. (a)	84,176	2,553,900
Envista Holdings Corp. (a)	223,000	4,542,510
Globus Medical, Inc., Class A (a)	76,325	4,371,133
Integer Holdings Corp. (a)	40,670	4,202,431
iRhythm Technologies, Inc. (a)	30,100	5,176,899
Lantheus Holdings, Inc. (a)	29,300	1,502,797
Health Care Providers & Services
HealthEquity, Inc. (a)	32,800	3,108,456
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	5,750	2,956,420
Total Health Care		31,324,556
Industrials | 27.0%
Building Products
Hayward Holdings, Inc. (a)	371,500	5,617,080
Commercial Services & Supplies
Casella Waste Systems, Inc., Class A (a)	20,500	1,945,040
OPENLANE, Inc. (a)	175,600	5,053,768
Construction & Engineering
Comfort Systems USA, Inc.	7,288	6,013,912
Sterling Infrastructure, Inc. (a)	3,700	1,256,816
Machinery
ESAB Corp.	52,876	5,908,364
Federal Signal Corp.	66,394	7,900,222
JBT Marel Corp.	30,800	4,325,860
Marine Transportation
Kirby Corp. (a)	36,000	3,004,200
Professional Services
CACI International, Inc., Class A (a)	11,071	5,521,993
Verra Mobility Corp. (a)	109,200	2,697,240
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	30,426	7,942,707
Total Industrials		57,187,202

Portfolio of Investments | Small-Company Stock Fund | September 30, 2025 | (Unaudited) | (Continued)
Common Stocks | 97.9% (Continued)
	Shares	Value
Information Technology | 16.5%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	43,662	$7,428,653
Itron, Inc. (a)	8,600	1,071,216
Plexus Corp. (a)	40,800	5,903,352
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc. (a)	34,200	3,339,288
Diodes, Inc. (a)	52,486	2,792,780
Software
CCC Intelligent Solutions Holdings, Inc. (a)	374,000	3,407,140
Descartes Systems Group, Inc. (a)	69,370	6,536,735
Q2 Holdings, Inc. (a)	62,300	4,509,897
Total Information Technology		34,989,061
Materials | 3.4%
Chemicals
Avient Corp.	96,827	3,190,450
Element Solutions, Inc.	156,600	3,941,622
Total Materials		7,132,072
Common Stocks | 97.9% (Continued)
	Shares	Value
Real Estate | 2.4%
Real Estate Management & Development
Cushman & Wakefield PLC (a)	319,800	$5,091,216
Total Real Estate		5,091,216
Total Common Stocks (Cost $157,263,319)		207,138,897

Money Market Fund | 2.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09% (b)	4,583,338	4,583,338
Total Money Market Fund (Cost $4,583,338)		4,583,338
Total Investments in Securities (Cost $161,846,657) | 100.1%		$211,722,235
Other Assets less Liabilities (0.1)%		(185,667)
Net Assets 100.0%		$211,536,568

(a)	Non-income producing.
(b)	7-day yield at September 30, 2025.

Portfolio of Investments | Small-Company Stock Fund | September 30, 2025 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$207,138,897	$—	$—	$207,138,897
Money Market Fund	4,583,338	—	—	4,583,338
Total	$211,722,235	$—	$—	$211,722,235

Appendix
S&P 500 Index Master Portfolio